Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
Other Assets
Corporate-owned life insurance	$ 10,788		$ 10,659
Right of Use asset	10,209		13,512
Accounts receivable, net	4,770		3,190
Prepaid expenses	3,460		3,429
Derivative assets - lending	3,111		7,275
Other	1,102		1,103
Premises and equipment, net	636		930
Accrued interest receivable	625		286
Servicing advances	565		947
Loans eligible for repurchase from Ginnie Mae	337		114
Real estate owned - outside trust			79
Total other assets	$ 35,603	$ 29,404	41,524
Accounts Receivable, net
Average number of months in arrears for collection of receivables related to hedging instruments and real estate service fees	1 month
Reserve for doubtful accounts	$ 50		$ 329